Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

April 29, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company and

Brighthouse Separate Account Eleven for Variable Annuities

File Nos. 333-101778/811-21262

(Pioneer AnnuiStar Plus, Portfolio Architect Plus and Scudder Advocate Rewards)

Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the “Company”) and Brighthouse Separate Account Eleven for Variable Annuities (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of three Prospectuses dated April 28, 2025 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the three Prospectuses contained in Post-Effective Amendment No. 43 for the Account filed electronically with the Commission on April 2, 2025.

If you have any questions, please contact me at (980) 949-5089.

Sincerely,

/s/ Michele H. Abate
Michele H. Abate
Associate General Counsel
Brighthouse Life Insurance Company